Schedule of unfunded liability (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [abstract]
Current	₨ 21,350	₨ 15,601
Non-current	65,830	55,848
Unfunded liability recognized in statement of financial position	₨ 87,180	₨ 71,449